Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements comprise the financial statements of the Company and its subsidiaries at December 31, 2018. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.

Going concern

Going concern

In common with many companies in the biopharmaceutical sector, the Company incurs significant expenditure in its early years as it researches and develops its potential products for market.

The board of directors, having reviewed the operating budgets and development plans, considers that the Company has adequate resources to continue in operation for the foreseeable future. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements. The Company believes that its cash and cash equivalents of £77.0 million at December 31, 2018, will be sufficient to fund its current operating plan for at least the next 12 months. As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital. There can be no assurances, however, that additional funding will be available on acceptable terms.

Judgements and estimates

Judgements and estimates

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the amounts reported for assets and liabilities at the balance sheet dates and the amounts reported for revenue and expenses during the year. The nature of estimations means that actual outcomes could differ from those estimates.

The following judgements have had the most significant effect on the amounts recognized in the financial statements:

Research and development expenses

Research and development expenses

The Company recognizes research and development expenses in the statement of operations in the period in which they are incurred. When development activities reach the advanced stage, as set out in the specific criteria of International Accounting Standard (“IAS”) 38, Intangible Assets, there will be a requirement to capitalize such costs as intangible assets. Management will continue to exercise judgement in the appropriate treatment of development costs.

Taxation

2. Significant accounting policies (continued)

Taxation

Management judgement is required to determine the amount of deferred tax assets that should be recognized, based upon the likely timing and level of future taxable profits. Further details are contained in Note 7.

The following estimates have had the most significant effect on the amounts recognized in the financial statements:

Recognition of Clinical Trial Expenses

Recognition of Clinical Trial Expenses

As part of the process of preparing our consolidated financial statements, we may be required to estimate accrued expenses related to our clinical trials. In order to obtain reasonable estimates, we review open contracts and purchase orders. In addition, we communicate with applicable personnel in order to identify services that have been performed, but for which we have not yet been invoiced. In most cases, our vendors provide us with monthly invoices in arrears for services performed. We confirm our estimates with these vendors and make adjustments as needed, however, our estimates are dependent on the completeness of information from our vendors. The following are examples of our accrued expenses:

•	fees paid to Clinical Research Organizations (CROs) for services performed on preclinical studies and clinical trials; and
•	fees paid for professional services.

Recognition of Manufacturing Contract Expenses

Recognition of Contracted Manufacturing Expenses

As part of the process of preparing our consolidated financial statements, we may be required to estimate accrued or prepaid expenses related to our contracted manufacturing expenses. In order to obtain reasonable estimates, we review open contracts and master service agreements. In addition, we consult with applicable personnel in order to identify services that have been performed and which have not yet been invoiced, and services not yet performed for which we have been invoiced in advance.

Share-based payments

Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of the share option or appreciation right, volatility, dividend yield and assumptions about them and, in the case of the Company, the value of an ordinary share. For the measurement of the fair value of equity-settled transactions with employees at the grant date, the Company uses the Black-Scholes model. The assumptions and models used for estimating fair value for share-based payment transactions are detailed in Note 13.

Basis of consolidation

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

Segment reporting

2. Significant accounting policies (continued)

Segment reporting

The Company operates in one operating segment. Operating segments are reported in a manner consistent with the internal reporting provided to the Group’s chief operating decision maker (“the CODM”). The Group’s CODM, its Chief Executive Officer, views the Group’s operations and manages its business as a single operating segment, which is the business of developing and commercializing ProTides for use in Oncology.  The Company’s principal operations and decision-making functions are located in the United Kingdom from where global decisions are made.

Initial public offering (IPO) related expenses

Initial public offering (IPO) related expenses

Incremental costs incurred and directly attributable to the offering of securities in 2017 were deducted from the related proceeds of the offering. The net amount is recorded as contributed shareholders’ equity in the period when such shares were issued. Costs that relate to the stock market listing or are otherwise not incremental and directly attributable to issuing new shares, are recorded as an expense in the statement of comprehensive income. Costs that relate to both share issuance and listing are allocated between those functions on a rational and consistent basis. In the absence of a more specific basis for apportionment, an allocation of common costs based on the proportion of new shares issued to the total number of (new and existing) shares listed has been used.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. There are no restrictions on title or equipment pledged as security for liabilities.

Depreciation is provided on property, plant and equipment over their expected useful economic life as follows:

Asset class	Depreciation method and period
Office and computer equipment Fixtures and fittings	Straight-line over 3 years Straight-line over 5 years

Intangible assets

Intangible assets

Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost in relation to patents includes registration, documentation and other legal fees associated with obtaining the patent. Software costs represent the initial purchase price of the asset.

The amortization method and amortization period for the principal categories of intangible assets are follows:

Asset class	Amortization method and period
Patents	Straight-line over 20 years
Computer software	Straight-line between 3 and 5 years

The Company’s primary patents each have a life of 20 years. Further patents are granted in various jurisdictions to extend the territorial coverage of the primary patent. These patents are granted up to the period of the related primary patent.  Costs are thus amortized over the remaining life of the relevant primary patent. The amortization expense on intangible assets with finite lives is recognized in the statements of operations as an administrative expense. The amortization method and the amortization period for an intangible asset with a finite useful life are reviewed at least at each financial year-end. Changes in the expected useful economic life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate.

Intangible assets are tested for impairment when there is an indicator of impairment.

Cash, cash equivalents and short-term deposits

2. Significant accounting policies (continued)

Cash, cash equivalents and short-term deposits

Cash and cash equivalents in the statement of financial position include cash at banks with a maturity of less than three months, which is subject to an insignificant risk of changes in value.

Short-term deposits represent certificates of deposits with banks with maturities of greater than three months but less than one year.

Research and development

Research and development

Research and development expenses are currently recognized in the statement of operations in the year in which they are incurred. Development expenditures on an individual project will be recognized as an intangible asset when the Company can demonstrate:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•	its intention to complete and its ability and intention to use or sell the asset;
•	how the asset will generate future economic benefits;
•	the availability of resources to complete the asset; and
•	the ability to measure reliably the expenditure during development.

Income Taxes

Income Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Deferred income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates and laws that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Income tax credit

The Company benefits from the U.K. and U.S. research and development tax credit regimes. In the U.K. a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures.  In the U.S. the Company is able to offset the research and development credits against corporation tax payable. Such credits are accounted for within the tax provision, in the year in which the expenditures are incurred.

Operating leases

Operating leases

Leases where the lessor retains substantially all the risks and benefits of ownership of the asset are classified as operating leases and rentals payable are charged in the consolidated statements of operations on a straight-line basis over the lease term.

Impairment of non-financial assets

2. Significant accounting policies (continued)

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount.

An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the consolidated statements of operations.

A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

Calculation of recoverable amount

Calculation of recoverable amount

The recoverable amount of assets and cash-generating units is the higher of their fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

Reversal of impairment

Reversal of impairment

An assessment is made at each reporting date as to whether there is an indication that a previously recognized impairment loss may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount since the last impairment loss was recognized. If that is the case, the carrying value is increased to its recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Share-based payments

Share-based payments

Employees, directors and consultants of the Company receive remuneration in the form of share-based payments, whereby individuals render services as consideration for equity instruments (share options).

Under IFRS 2 Share-based Payment, equity share-based payments are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of fair value of equity settled share-based transactions are set out in Note 13.

The fair value determined at the grant date of equity settled share-based payments is expensed on a straight line basis over the vesting period, with a corresponding increase in equity to the share option reserve.

Fair value measurement

Fair value measurement

The fair value of the financial assets and liabilities is included at the amount at which an instrument could be exchanged in a current transaction between willing parties, other than in a forced liquidation or sale.

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, IFRS 13 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.

2. Significant accounting policies (continued)

Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair values of cash, cash equivalents, short-term deposits, other receivables, trade payables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

Accounting Standards

Accounting Standards

In preparing these financial statements, the Company has applied all relevant IAS, IFRS and International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations as of the date of approval of these financial statements and which are mandatory for the financial year ended December 31, 2018.

The following accounting standards and interpretations have been adopted as of January 1, 2018 in these financial statements and have not had a material impact on the Company’s accounts in the period of initial application:

Amendments to IFRS 2 Share-based Payment Transactions

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments have not had a material impact on the Company.

IFRS 9: Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions. The adoption has not had a material impact on the Company.

IFRS 15 Revenue from Contracts with Customers

The standard outlines the principles an entity must apply to measure and recognize revenue. The core principle is that an entity will recognize revenue at an amount that reflects the consideration it is expected to become entitled to in exchange for transferring goods or services to a customer. The adoption has not had a material impact on the Company.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Considerations

The interpretation clarifies that in determining the spot exchange rate to use on initial recognition of a related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. This interpretation has not had a material impact on the Company.

2. Significant accounting policies (continued)

The IASB and IFRIC have issued the following standards and interpretations, which are considered relevant to the Company, with an effective date after the date of these financial statements.

IFRS 16: Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The Company will adopt IFRS 16 from January 1, 2019 and intends to use the modified retrospective approach to transition utilizing the practical expedients outlined in the standard. To prepare for the transition to this new accounting standard, data has been collated on all of the Company’s leases which are solely for offices. Based on the Company’s assessment, the application of IFRS 16 will have a material impact on the consolidated financial statements. The new standard will require that the Company's leased assets are recorded within property, plant and equipment as 'right of use assets' with a corresponding lease liability which is based on the present value of the future payments required under each lease. In assessing the lease liability, the company has assumed that leases will not terminate early under break clauses in lease agreements. Using projections based on leases in place at December 31, 2018 it is currently estimated that adoption of IFRS 16 will increase total assets and total liabilities by £0.6 million. The existing operating lease expense currently recorded in operating costs will be replaced by a depreciation charge and a separate financing expense, which will be recorded as an interest expense. As a result, there will be no material impact on loss before tax and loss per share under the new standard.  There will also be no net cash flow impact from the new standard, however the principal payments will be presented within financing activities rather than operating activities.

IFRIC 23: Uncertainty over Income Tax Treatments

The interpretation provides guidance on the assumptions an entity makes about the examination of tax treatments by taxation authorities, the appropriate method to reflect uncertainty and the reassessment of estimates or judgements if facts and circumstances change. On adoption, entities are also required to determine whether uncertain tax treatments are considered separately or as a group. The interpretation is effective for annual periods beginning on or after January 1, 2019. The interpretation is not expected to have a material impact on the Company.

Annual Improvements 2015-2017 Cycle

These improvements include amendments to:

•	IFRS 3 Business Combinations
•	IFRS 11 Joint Arrangements
•	IAS 12 Income Taxes
•	IAS 23 Borrowing Costs

The Company has reviewed and considered the above four amendments and does not consider that any apply to the Company and thus will not have any material impact.